OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Other Income and Expenses [Abstract]
Rental income	$ 1,942	$ 3,387	$ 6,647	$ 11,486
Unrealized gain on foreign currency denominated borrowings	3,369	5,397	21	12,702
Realized gain on fair value hedges	283	0	751	0
Unrealized (loss) gain on fair value hedges	(714)	45	(814)	44
Non-cash realized gain on foreign currency denominated borrowings	0	0	0	1,029
(Loss) gain on investments	(437)	(793)	430	(4,401)
Non-service components of net periodic pension benefit (costs)	277	633	(120)	3,133
Gain (loss) on contingent consideration	24	(23)	61	(64)
Other	73	553	745
Other				(4,164)
Other income, net	$ 4,817	$ 9,199	$ 7,721	$ 19,765